SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Estimated Useful Lives of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2018
Minimum [Member] | Utilities [Member]
Property Plant And Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Midstream [Member]
Property Plant And Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Power [Member]
Property Plant And Equipment [Line Items]
Useful life	2 years
Minimum [Member] | Corporate [Member]
Property Plant And Equipment [Line Items]
Useful life	1 year
Maximum [Member] | Utilities [Member]
Property Plant And Equipment [Line Items]
Useful life	80 years
Maximum [Member] | Midstream [Member]
Property Plant And Equipment [Line Items]
Useful life	45 years
Maximum [Member] | Power [Member]
Property Plant And Equipment [Line Items]
Useful life	120 years
Maximum [Member] | Corporate [Member]
Property Plant And Equipment [Line Items]
Useful life	20 years